Document And Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 to Form S-1 (this “Post-Effective Amendment”) is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Registration Statement on Form S-1 (Registration No. 333-205169), which was previously declared effective by the Securities and Exchange Commission (“SEC”) on July 6, 2015. All applicable registration fees were paid at the time of the original filing of such Registration Statement on June 23, 2015.
Document Period End Date	Dec. 31, 2017
Entity Filer Category	Smaller Reporting Company
Trading Symbol	NEPH